Restricted cash	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Restricted cash

3. Restricted cash

	December 31,	December 31,
	2011	2010
	$	$

Restricted term deposits (i)	12,000,000	2,400,000
Restricted use funds from operations - Kingman (ii)	382,426	-
Operations and maintenance reserve - Kingman (iii)	257,730	-
Debt service reserves (iv)	10,044,143	-
Construction escrow account - Windstar (v)	24,226,678	124,621,978
Restricted credit card - term deposit (vi)	104,698	106,177
	47,015,675	127,128,155
Less: Construction escrow account - Windstar, current	(21,152,225)	-
Restricted cash, non-current	25,863,450	127,128,155

i. The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison (“SCE”) as required by the related power purchase agreement (“PPA”). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company, with accrued interest, upon performance completion.

ii. On December 31, 2011, the Company had a restricted use funds balance of $382,426, from the Kingman project’s net cash flows from operations. These funds are restricted use funds reserved for Kingman working capital requirements and distributions, in accordance with the annual operating budget and credit agreement.

iii. On December 31, 2011, the Company funded the operations and maintenance reserve with an amount of $257,730, for the Kingman project as required by the Kingman credit agreement.

iv. In 2011, the Company transferred a total of $9,213,950 from the Windstar construction escrow account to the debt service reserve account for the entirety of the Windstar senior secured notes term (Note 12 (a)).

On December 31, 2011, the Company funded the Kingman debt service reserve with an amount of $830,193, as required by the Kingman credit agreement.

v. On December 9, 2010, the Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders (Note 12). On December 15, 2010, pursuant to this agreement $178,520,000 was drawn from the lenders, $2,981,795 of cash equity was provided by the Company. Amounts were paid for construction before December 31, 2010, leaving a balance of $124,621,978. Further equity contributions were made in February and April 2011 of $600,000 and $1,200,000 respectively. On August 18, 2011, the remaining $25,939,000 was drawn from the lenders. $185,014,117 has been paid for project costs leaving a balance of $24,226,678 in a restricted escrow construction account to be used solely for costs related to the Windstar project (Note 12 (a)).

vi. C$100,000 (2010 - C$100,000) has been placed on deposit to secure corporate credit cards.